War in Ukraine and Geopolitical Conflicts	6 Months Ended
Jun. 30, 2024
War in Ukraine and Geopolitical Conflicts
War in Ukraine and Geopolitical Conflicts

4.War in Ukraine and Geopolitical Conflicts

The Board is actively monitoring the impact on the Group from the war in Ukraine. The Group does not and does not intend to have any operations in Ukraine, Belarus or Russia, or engage with direct suppliers located in Ukraine, Belarus or Russia. There is currently no direct impact on the Group from the war in Ukraine and sanctions imposed on Russia and Belarus as the Group does not have any operations or direct suppliers located in these jurisdictions.

Finally, the Board is also actively monitoring other geopolitical conflicts and tension, including the imposition of and changes in foreign investment, economic sanctions and trade control regulations that could adversely impact our business. There is currently no material impact on the Group’s operations from applicable foreign investment, economic sanctions and trade control regulations. However, the imposition of and changes in such regulations in the future could adversely impact our business. The Group continues to closely monitor the impact on general economic factors from the war in Ukraine, including the impact of inflation, changing interest rate environment, and the access to capital or debt at a favorable cost, as such puts pressure on the Group’s costs for employees, raw materials and other parts provided by suppliers.